Share-based Compensation - Share-based Awards of the Company's Subsidiaries, VIEs and Subsidiaries of the VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Mar. 31, 2018 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of share options granted	11,330,103	11,330,103	15,794,018	3,719,500
Share-based compensation recognized in costs and expenses	¥ 9,383	$ 1,438	¥ 11,859	¥ 13,989
Restricted stock units | Fread Limited
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares available for future grant					2,000,000
Number of share options granted	920,000	920,000
Share-based compensation recognized in costs and expenses	¥ 300	$ 40	¥ 3,800